Employee Benefit Plans (Amounts to be Amortized in the Next Fiscal Year) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	CAD (53)
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	1
Regulated assets	(16)
Total	(68)
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Future Amortization of Gain (Loss)	(1)
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	8
Regulated assets	3
Total	CAD 10